Share-Based Compensation- Summary of Restricted share activity and others (Details) - USD ($)			1 Months Ended	12 Months Ended
	Aug. 21, 2014	Mar. 18, 2014	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2006
Additional disclosure
Additional paid-in capital				$ 983,468,984	$ 991,645,842
Group of five employees
Additional disclosure
Total unrecognized compensation expense				1,603,805	3,742,209
Weighted-average period over which cost is expected to be recognized			2 years
Additional paid-in capital			$ 4,276,810
Compensation expense				$ 2,138,404	$ 534,601
Recognition period of stock based compensation expense			2 years
Beijing Leju Advertisement and Yisheng Shanghai | Group of five employees
Additional disclosure
Number of years should serve by five employee individual shareholders after acquisition			2 years
E-House Plan
Summary of restricted share activity
Award vesting period							3 years
E-House Plan | Restricted Shares:
Summary of restricted share activity
Unvested at the beginning of the period (in shares)				2,697,049
Vested (in shares)				(1,288,330)
Forfeited (in shares)				(50,004)
Unvested at the end of the period (in shares)				1,358,715	2,697,049
Weighted average grant-date fair value
Unvested at the beginning of the period (in dollars per share)				$ 8.50
Vested (in dollars per share)				7.69
Forfeited (in dollars per share)				7.90
Unvested at the end of the period (in dollars per share)				$ 9.30	$ 8.50
Additional disclosure
Total fair value of restricted shares vested				$ 9,909,868	$ 6,094,602	$ 5,612,379
Total unrecognized compensation expense				$ 11,393,099
Weighted-average period over which cost is expected to be recognized				1 year 6 months 18 days
Compensation expense				$ 9,680,385	$ 6,174,583	$ 5,668,460
E-House Plan | Restricted Shares: | Groups Employees Directors And Officers
Summary of restricted share activity
Granted (in shares)				0	1,439,000	1,303,000
Leju Plan | Restricted Shares:
Summary of restricted share activity
Unvested at the beginning of the period (in shares)				1,526,600
Vested (in shares)				(719,064)
Forfeited (in shares)				(10,200)
Unvested at the end of the period (in shares)				797,336	1,526,600
Weighted average grant-date fair value
Unvested at the beginning of the period (in dollars per share)				$ 9.42
Vested (in dollars per share)				9.98
Forfeited (in dollars per share)				16.25
Unvested at the end of the period (in dollars per share)				$ 8.82	$ 9.42
Additional disclosure
Total fair value of restricted shares vested				$ 7,179,455	$ 486,200	$ 0
Total unrecognized compensation expense				$ 4,384,344
Weighted-average period over which cost is expected to be recognized				1 year 2 months 9 days
Compensation expense				$ 5,314,902	4,923,226	$ 34,758
Leju Plan | Restricted Shares: | Groups Employees Directors And Officers
Summary of restricted share activity
Award vesting period	8 months	3 years
Granted (in shares)		866,000
Scepter Plan
Additional disclosure
Total unrecognized compensation expense					$ 0